Redeemable preferred shares of non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Redeemable Preferred Shares Of Non-controlling Interest
Schedule of redeemable preferred shares

The movement in the carrying value of the redeemable preferred shares are as follows:

	Redeemable preferred shares issued to Qianjin NetWork	Redeemable preferred shares issued to Tianyun Rongchuang and Haichuanghui	Redeemable preferred shares issued to Jiaxing Anding	Total
Balance as of January 1, 2021	72,390	11,221	-	83,611
Issuance of redeemable preferred shares	-	-	24,500	24,500
Collection of subscription receivables of redeemable preferred shares	-	2,000	-	2,000
Deemed dividend/(Transfer of value) in connection with preferred shares modification	1,001	(433)	-	568
Accretion of subsidiary’s redeemable preferred shares to redemption value	144	1,181	-	1,325
Balance as of December 31, 2021	73,535	13,969	24,500	112,004
Accretion of subsidiary’s redeemable preferred shares to redemption value	493	802	1,611	2,906
Waive of redemption features	(74,028)	(14,771)	(26,111)	(114,910)
Balance as of December 31, 2022	-	-	-	-